Borrowings	12 Months Ended
Dec. 31, 2023
Borrowings
Borrowings

23.Borrowings

Bootstrap Europe

In January 2021, the Group entered into a loan agreement with Bootstrap Europe (formerly Silicon Valley Bank German Branch (“SVB”)) which provides Affimed with up to €25 million in term loans in three tranches: €10 million available at closing, an additional €7.5 million upon the achievement of certain conditions, including milestones related to Affimed’s pipeline and market capitalization, and a third tranche of €7.5 million upon the achievement of certain additional conditions related to Affimed’s pipeline and liquidity. The first tranche of €10 million was drawn in February 2021 and the second tranche of €7.5 million in December 2021. The third tranche of €7.5 million expired undrawn at the end of 2022. Pursuant to the terms of the agreement, the loan bears interest at the greater of the European Central Bank Base Rate and 0%, plus 5.5%. Affimed was entitled to make interest only payments through December 1, 2022. The loan will mature at the end of November 2025. As of December 31, 2023, the fair value of the liability did not differ significantly from its carrying amount (€12.2 million).

The loan is secured by a pledge of 100% of the Group’s ownership interest in Affimed GmbH, all intercompany claims owed to Affimed N.V. by its subsidiaries, and collateral agreements for all bank accounts, inventory, trade receivables and other receivables of Affimed N.V. and Affimed GmbH recognized in the consolidated financial statements with the following book values:

	Book value as of
	December 31, 2023
	Consolidated	thereof
	financial	assets
	statements	pledged
Intangible assets*	25	25
Leasehold improvements and equipment	4,905	4,905
Inventories	463	463
Trade and other receivables	5,327	5,327
Investments	33,518	33,518
Other financial assets	851	851
Cash and cash equivalents	38,529	38,278
Total	83,618	83,367

* Assignment is subject to the occurrence of a defined trigger event.

UniCredit Leasing CZ

In April 2019, the Group (through its subsidiary AbCheck s.r.o.) entered into a loan agreement with UniCredit Leasing CZ for €562. As of December 31, 2022 an amount of €136 was outstanding. In the course of the sale of AbCheck, the loan was derecognized as of December 28, 2023.

Reconciliation to cash flows from financing

Movements of liabilities reconcile to cash flows arising from financing activities as follows:

	2023	2022
Balance as of January 1	17,617	17,640
Changes from financing cash flows
Repayment of borrowings	(5,929)	(580)
	11,688	17,060
Other Changes
Changes in capitalized borrowing costs, net	504	557
Disposal of subsidiary	(40)	0
Balance as of December 31	12,152	17,617